Description of Business - Additional Information (Detail)						3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 11, 2024 USD ($) shares	Oct. 18, 2024 $ / shares shares	Jul. 03, 2024 USD ($) shares	Nov. 10, 2022	Aug. 02, 2022 shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Description of Business [Line Items]
Reverse stock split, description						As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.	As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.	As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split				50
Common stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Issued						1,590,000	10,167,000	1,579,000		1,692,000
Common stock exchange ratio		0.1789
Common Stock, Shares Authorized						75,000,000	75,000,000	75,000,000		75,000,000
Issuance of shares, shares					19,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Common stock, par value | $ / shares									$ 0.001
Common Stock, Shares, Issued							12,167,679		42,323,759
Common Stock, Shares Authorized									75,000,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | July Two Thousand And Twenty Four Private Placement [Member]
Description of Business [Line Items]
Proceeds from private placement | $			$ 5,000,000
Issuance of shares, shares			717,321
Royalty as a percentage of sales			1.50%
Kintara Therapeutics Inc [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Reverse stock split, description		1-for-35
Reverse stock split		35
Common stock, par value | $ / shares		$ 0.001
Common Stock, Shares, Issued		40,441,605
Common stock exchange ratio		0.1789
Contingent value rights entitled to receive common stock, shares		1,539,918
Merger agreement, cash consideration | $	$ 9,005,000
Total merger consideration | $	15,000,000
Mergder consideration, advance amount | $	$ 5,995,000
Share component of merger consideration	3,476,568
Holdback of shares	869,142
Clinical trial expenses | $	$ 900,000
Working capital loan | $	2,000,000
Contingent working capital loan | $	1,750,000
Working capital deficit | $	$ 6,000,000
Common Stock, Shares Authorized	200,000,000